Key Management Remuneration	12 Months Ended
Jun. 30, 2025
Related Party [Abstract]
Key Management Remuneration	Key Management Remuneration
The compensation of the members of our Board of Directors was:

	2025 £’000	2024 £’000	2023 £’000

Remuneration paid	£978	£1,232	£1,338
Company contributions to pension scheme	58	58	72
Share-based compensation expense	1,691	2,368	3,755
Total	£2,727	£3,658	£5,165

Emoluments of highest paid director:
Remuneration paid	£512	£513	£612
Company contributions to pension scheme	32	32	48
Share-based compensation expense	468	1,149	2,135
Total	£1,012	£1,694	£2,795
There was one director who was a member of a pension scheme during the year (2024: 1; 2023: 1).
The highest paid director exercised 23,618 options during the year (2024: 37,565, 2023: 56,715) and was granted 150,219 options under a long term incentive plan (2024: 95,614, 2023: 53,762).
The total gains on the exercise of share options by the Directors amounted to £1.1 million (2024: £3.0 million and 2023: £5.6 million).